Consolidated Statements of Cash Flows - SEK (kr) kr in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
Operating activities
Operating loss	kr (208,367)	kr (150,781)	kr (524,456)
Adjustments for non-cash items	5,067	5,007	66,676
Interest received			102
Interest paid	(5,408)	(154)	(5,432)
Income taxes paid			(3,949)
Cash flow from operating activities before changes in working capital	(208,708)	(145,928)	(467,058)
Cash flow from changes in working capital
Cash flow from/(used in) changes in working capital	(17,285)	(11,749)	(5,470)
Cash flow used in operating activities	(191,423)	(134,179)	(461,588)
Investing activities
Cash flow from investing activities	(2,651)	(199)	(24,340)
Financing activities
New share issue			324,000
Costs attributable to new share issue		(982)	(20,909)
Exercise of warrants	61,713
Purchase of non-controlling interests		(9,917)	(49,303)
Contribution from non-controlling interest		2,282	2,282
New borrowings			199,524
Costs attributable to new loans			(14,857)
Repayment of lease liabilities	(1,658)	(1,010)	(5,575)
Cash flow from/(used in) financing activities	60,054	(9,627)	435,162
Net increase/(decrease) in cash	(134,020)	(144,005)	(50,766)
Cash at beginning of the year	955,507	996,304	996,304
Net foreign exchange gains/(loss) on cash	3,921	15,047	9,969
Cash at the end of the year	kr 825,408	kr 867,346	kr 955,507